STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

4. STOCK-BASED COMPENSATION

Accounting for Stock-Based Compensation

2021 Stock Incentive Plans

The Company maintains the 2021 Stock Incentive Plan (the “2021 Plan”). The Company utilizes stock-based compensation incentives as a component of its employee and non-employee director and officer compensation philosophy. A committee of the Board of Directors determines the terms of the awards granted and may grant various forms of equity-based incentive compensation. Currently, these incentives consist principally of stock options and restricted shares. All outstanding awards under the 2015 Stock Incentive Plan (the “2015 Plan”) remained in effect according to the terms of the 2015 Plan. Any shares that are currently available under the 2015 Plan and any shares underlying 2015 Plan awards which are forfeited, cancelled, reacquired by the Company or otherwise terminated are added to the shares available for grant under the 2021 Plan.

Under the current stock option award program, all options become exercisable between one and three years after issuance and expire after ten years. The fair value of each stock option award is estimated on the grant date using the Black-Scholes option-pricing model. Volatility is based on the Company’s historical common stock volatility. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time. The expected term of stock options granted is based on an estimate of when options will be exercised in the future. Forfeitures are recorded as they occur. No dividends have been recorded historically.

At the annual meeting of stockholders held on June 14, 2024, the Company’s stockholders approved an increase in the number of shares of common stock available for issuance under the 2021 Stock Incentive Plan by 7,000,000 to 9,368,900.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023

Employee and director stock option grants:
Research and development	$309,933	$89,172	$453,158	$227,896
General and administrative	1,224,121	408,706	2,334,508	1,097,945
Total stock-based compensation	$1,534,054	$497,878	$2,787,666	$1,325,841

In December 2023, the Company granted 2,776,000 contingent, non-statutory stock option awards at an exercise price of $2.65 per share to employees and directors, and in March 2024 the Company granted 200,000 contingent, non-statutory stock option awards at an exercise price of $3.63 and $3.35 per share to our employees. Each of these grants was contingent on approval of an increase in the shares available in the 2021 Stock Incentive Plan that was approved by the stockholders at the annual meeting of stockholders held on June 14, 2024. In accordance with the removal of the contingency, the Company began recognizing the expense for these awards in June 2024.

Assumptions Used in Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model. The estimated fair value of employee stock options is amortized to expense using the straight-line method over the required service period which is generally the vesting period. The estimated fair value of the non-employee options is amortized to expense over the period during which a non-employee is required to provide services for the award (usually the vesting period).

Volatility. The Company estimates volatility based on the Company’s historical volatility since its common stock is publicly traded.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term. The expected term of stock options granted is based on an estimate of when options will be exercised in the future. The Company applies the simplified method of estimating the expected term of the options, as described in the SEC’s Staff Accounting Bulletins 107 and 110, as the historical experience is not indicative of the expected behavior in the future. The expected term, calculated under the simplified method, is applied to groups of stock options that have similar contractual terms. Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted. The Company applied the simplified method to non-employees who have a truncation of term based on termination of service and utilizes the contractual life of the stock options granted for those non-employee grants which do not have a truncation of service.

Forfeitures. The Company records stock-based compensation expense only for those awards that are expected to vest and accounts for forfeitures as they occur.

Dividends. The Company has not historically recorded dividends related to stock options.

Exercise prices for all grants made during the nine months ended September 30, 2024 and September 30, 2023, were equal to the market value of the Company’s common stock on the date of grant.

7. STOCK-BASED COMPENSATION

Accounting for Stock-Based Compensation

2021 Stock Incentive Plan

The Company maintains the 2021 Stock Incentive Plan (the “2021 Plan”). The Company utilizes stock-based compensation incentives as a component of its employee and non-employee director and officer compensation philosophy. A committee of the Board of Directors determines the terms of the awards granted and may grant various forms of equity-based incentive compensation. Currently, these incentives consist principally of stock options and restricted shares. All outstanding awards under the 2015 Stock Incentive Plan (the “2015 Plan”) remained in effect according to the terms of the 2015 Plan. Any shares that are currently available under the 2015 Plan and any shares underlying 2015 Plan awards which are forfeited, cancelled, reacquired by the Company or otherwise terminated are added to the shares available for grant under the 2021 Plan.

Under the current stock option award program, all options become exercisable between one and three years after issuance and expire after ten years. The fair value of each stock option award is estimated on the grant date using the Black-Scholes option-pricing model. Volatility is based on the Company’s historical common stock volatility. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time. The expected term of stock options granted is based on an estimate of when options will be exercised in the future. Forfeitures are recorded as they occur. No dividends have been recorded historically.

At the annual meeting of stockholders held on June 23, 2023, the Company’s stockholders approved an increase in the number of shares of common stock available for issuance under our 2021 Stock Incentive Plan by 1,100,000 to 2,368,000.

During the twelve months ended December 31, 2023 and 2022, stock options granted were 1,617,000 and 440,250, respectively. The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants:

	Twelve Months Ended
	December 31,
	2023	2022
Employee and director stock option and stock grants:
Research and development	$505,155	$165,461
General and administrative	1,905,133	1,287,502
Total stock-based compensation	$2,410,288	$1,452,964

In January 2023, the Company granted 609,000 non-statutory stock option awards at an average exercise price of $1.68 per share to employees. These grants were contingent upon the approval of the increase in the number of shares available for issuance under the 2021 Plan that was approved by the stockholders at the Annual Meeting of Stockholders held on June 23, 2023. In accordance with the removal of the contingency, the Company began recognizing the expense for these awards beginning in June 2023.

In December 2023, the Company granted 2,776,000 contingent, non-statutory stock option awards at an exercise price of $2.63 per share to our employees and our directors. Each of these grants is contingent on approval of an increase in the shares available in the 2021 Stock Incentive Plan that is to be voted on by the stockholders at the annual meeting of stockholders expected to be held in June 2024. Until such time that the contingent non-statutory stock option awards are approved by stockholders, no expense will be recognized by the Company.

In December 2023, the Company awarded $434,132 in cash and 213,532 shares of stock, valued at $565,868, to certain employees as a result of the attainment of milestones established and approved by a committee of the Board of Directors. Due to the contingent nature of those awards, which were fully vested upon milestone attainment, the expense was recognized by the Company upon grant.

Assumptions Used in Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model. The estimated fair value of employee stock options is amortized to expense using the straight-line method over the required service period which is generally the vesting period. The estimated fair value of the non-employee options is amortized to expense over the period during which a non-employee is required to provide services for the award (usually the vesting period).

Volatility. The Company estimates volatility based on the Company’s historical volatility since its common stock has been publicly traded.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term. The expected term of stock options granted is based on an estimate of when options will be exercised in the future. The Company applied the simplified method of estimating the expected term of the options, as described in the SEC’s Staff Accounting Bulletins 107 and 110, as the historical experience is not indicative of the expected behavior in the future. The expected term, calculated under the simplified method, is applied to groups of stock options that have similar contractual terms. Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted. The Company applied the simplified method to non-employees who have a truncation of term based on termination of service and utilizes the contractual life of the stock options granted for those non-employee grants which do not have a truncation of service.

Forfeitures. The Company only records stock-based compensation expense for those awards that are expected to vest. The Company accounts for forfeitures as they occur.

Dividends. The Company has not historically issued dividends.

Summary. The following table summarizes the assumptions used for stock options granted to employees and directors in the periods indicated:

	Year Ended December 31,
	2023	2022
Volatility	82.02-83.28%	82.47-100%
Risk-free interest rate	3.59-4.68%	1.65-3.96%
Expected term (years)	6.0	6.0
Dividend	0%	0%

Exercise prices for all grants made during the twelve months ended December 31, 2023 and 2022 were equal to the market value of the Company’s common stock on the date of grant.

Stock Option Activity

A summary of stock option activity is as follows:

	Number of
	Shares
	Issuable		Weighted
	Upon		Average
	Exercise	Weighted	Remaining
	of	Average	Contracted	Aggregate
	Outstanding	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2021	423,820	$22.70
Granted	440,250	$4.51
Expired	(6)	$15,000.00
Forfeited	(117,807)	$12.02
Outstanding as of December 31, 2022	746,257	$13.48	8.58	$—
Granted	1,617,000	$1.78
Expired	(8)	$8,325
Forfeited	(11,346)	$1.92
Outstanding as of December 31, 2023	2,351,903	$5.46	8.64	$1,682,667

Exercisable as of December 31, 2023	514,171	$15.68		$30,817
Unvested as of December 31, 2023	1,837,732	$2.58		$1,652,350

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the estimated per-share fair value of common stock at the end of the respective period and the exercise price of the underlying options. Shares of common stock issued upon the exercise of options are from authorized but unissued shares. At December 31, 2023, we had 116,579 shares available for grant under the 2021 Option Plan.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2023 and 2022 was $1.35 and $3.52, respectively. The total fair value of shares vested during the years ended December 31, 2023 and 2022 was $1,670,964 and $1,340,967, respectively. The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2023 was $11.13 and $1.81, respectively. The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2022 was $19.92 and $5.25, respectively.

The weighted average grant date fair value of options forfeited during the years ended December 31, 2023 and 2022 was $1.41 and $7.33, respectively. The number of options vested during the years ended December 31, 2023 and December 31, 2022 was 308,136 and 135,976, respectively. The number of options unvested at December 31, 2023 and December 31, 2022, was 1,837,732 and 540,223, respectively.

As of December 31, 2023, there was approximately $2,205,192 of total unrecognized compensation cost related to unvested stock-based compensation arrangements. Of this total amount, the Company expects to recognize approximately $1,330,233, $775,193, and $99,766 during 2024, 2025 and 2026, respectively. The Company’s expense estimates are based upon the expectation that all unvested options will vest in the future.